Business Combination (Tables)	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
Schedule of Fair Value of Identifiable Assets Acquired and Liabilities Assumed	The following table summarized the provisional fair value of identifiable assets acquired and liabilities assumed (in thousands):
Cash, cash equivalents and restricted cash	$5,402
Accounts receivable	4,822
Inventories	5,354
Prepaid expenses and other current assets	8,569
Property and equipment	830
Operating lease right-of-use asset	1,619
Intangible assets	43,100
Other non-current assets	112
Total identifiable assets acquired	69,808
Accounts payable	4,210
Accrued expenses and other current liabilities	11,845
Notes payable	20,823
Deferred revenue	73
Operating lease liabilities, net of current portion	1,132
Warranty provision, noncurrent	1,566
SAFE agreements	60,470
Total identifiable liabilities assumed	100,119
Net identifiable liabilities assumed	30,311
Goodwill	119,422
Total aggregate consideration paid	$89,111

Schedule of Intangible Assets Acquired	Intangible assets acquired and subsequently disposed of as part of the Solaria sale discussed in Note 8 – Divestiture below are as follows (in thousands):
Trademarks	$5,700
Developed technology	12,700
Customer relationships	24,700
Total intangible assets	$43,100